Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 8 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	As of year ended June 30,
	2026	2025
Accrued expenses	$93,336	$27,706
Provision for unutilised annual leave	22,552	21,448
Funds held for settlement (Note)	674,596	688,243
Others	59,879	26,370
Total	$850,363	$763,767

Note:	We hold certain funds for settlement to third-party service providers. These primarily represent audit fees payable to independent Hong Kong auditors for audit services performed for our clients. As part of our integrated business services, we coordinate these services to streamline processes for our clients, ensuring efficiency and continuity. The Group does not perform any audit work. These amounts are not recognized as revenue, as we do not control the audit services provided, nor do we apply a markup on these fees. No individual item exceeds 5% of total current liabilities as of the reporting date.